Other equity - Summary of Foreign Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	₨ 131,112		₨ 121,697	₨ 118,400
(Gain) recycled to profit & loss (refer Note 29)	(428)	$ (5)
Ending balance	144,396	1,538	131,112	121,697
Reserve of exchange differences on translation
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	565		474	547
Exchange differences on translation of foreign operations (Net)	(1,069)		87	(68)
Allocation to non controlling interest	(149)		4	(5)
(Gain) recycled to profit & loss (refer Note 29)	(428)
Ending balance	₨ (1,081)	$ (12)	₨ 565	₨ 474